Shareholder Report, Holdings (Details)	Jul. 31, 2025
C000008004 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000008004 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000008004 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000008004 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000008004 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000008004 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000008004 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000008004 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000008004 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000008004 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000008005 | Asia
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000008005 | Europe
Holdings [Line Items]
Percent of Net Asset Value	34.60%
C000008005 | North America
Holdings [Line Items]
Percent of Net Asset Value	61.90%
C000008005 | South America
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000008005 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000008006 | Asia
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000008006 | Europe
Holdings [Line Items]
Percent of Net Asset Value	34.60%
C000008006 | North America
Holdings [Line Items]
Percent of Net Asset Value	61.90%
C000008006 | South America
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000008006 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000008007 | Asia
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000008007 | Europe
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000008007 | North America
Holdings [Line Items]
Percent of Net Asset Value	67.20%
C000008007 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000008008 | Asia
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000008008 | Europe
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000008008 | North America
Holdings [Line Items]
Percent of Net Asset Value	67.20%
C000008008 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000031350 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000031350 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000031350 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000031350 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000031350 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000031350 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000031350 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000031350 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000031350 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000031350 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000031350 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000135474 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000135474 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000135474 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000135474 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000135474 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000135474 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000135474 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000135474 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000135474 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000135474 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000135474 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%